Business combinations	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
4.	Business combinations:

(a)	Acquisition of BAF Technologies, Inc. (“BAF”):

On June 28, 2013 (“the acquisition date”), the Company acquired 100% of the outstanding common shares of BAF and its subsidiary, ServoTech Engineering, Inc. (“ServoTech”) from Clean Energy Fuels Corp. (“Clean Energy”). The results of BAF’s consolidated operations have been included since July 1, 2013 in these consolidated financial statements in the On-Road Systems segment. The revenue and expenses of BAF for the three days, June 28 – June 30, 2013, of the reporting period during which BAF was a part of the Company are immaterial. BAF is a natural gas vehicle business that supports customers with vehicle conversions under Ford’s Qualified Vehicle Modifier (“QVM”) program. ServoTech is an engineering company that provides a total engineering solution from initial concept phase to prototype hardware and validation.

Pursuant to the Stock Purchase Agreement, the acquisition was settled with 816,460 of the Company’s common shares. The number of shares transferred was determined using the 10-day volume weighted average price (VWAP) per share prior to and including the acquisition date ($30.62 per share). Of the 816,460 common shares, 718,485 shares, with a fair value of $24,091, were issued on the acquisition date and 97,975 shares (“Holdback shares”), with a fair value of $3,285, will be issuable to Clean Energy 12 months after the acquisition date. The fair value of the shares transferred or to be transferred was determined by the closing share price on the acquisition date ($33.53 per share). The Holdback shares have been recognized in “Other equity instruments”.

As part of the business acquisition, the Company entered into a marketing agreement (“Marketing Agreement”) with Clean Energy, effective on the acquisition date for a period of two years. The Company is required to make a cash payment of $5,000 to Clean Energy in March 2014. Under the terms of the Marketing Agreement, Clean Energy will provide products and services to the Company.

The products and services received pursuant to the Marketing Agreement have been accounted for as a separate transaction from the business combination and the Company has determined the fair value of these products and services to be $2,678. The fair value has been allocated to the products and services and will be recognized when the goods are received and services performed. The fair value of the products and services of the Marketing Agreement was determined using Level 1 and Level 2 inputs.

The excess consideration of the consideration payable of $5,000 and the fair value of the goods and services to be recognized separate from the business combination of $2,322 has been included as purchase consideration for the acquisition of BAF.

The following table summarizes management’s final fair market valuation of the assets acquired and liabilities assumed at the acquisition date based on the results of a valuation report issued by a third-party valuation firm.

Consideration allocated to:
Other tangible assets, including cash of $1,178	$9,116
Property, plant and equipment	905
Intangible assets subject to amortization over 3 to 10 years	7,729
Goodwill	18,542

Total assets acquired	36,292
Less: total liabilities	(6,594)

Total net assets acquired	$29,698

Consideration:
Payable to Clean Energy	$2,322
Common shares issued	24,091
Common shares to be issued	3,285

$29,698

The Company recognized $493 of acquisition related costs in General and Administrative expense under the Corporate and Technology Investments segment during the year ended December 31, 2013.

Intangible Assets

The fair values for specifically identifiable intangible assets by major asset class are as set forth below.

	Assigned fair value	Weighted average amortization period
Customer relationships	$6,350	8 years
Core technology	160	10 years
Other intangibles	1,219	3 years

Total	$7,729	7 years

       Inventory

The fair value of $5,792 assigned to inventory was based on assumptions about the selling prices and selling costs associated with the inventory.

Deferred Income taxes

The Company recognized a deferred income tax liability of $296 relating to the difference in book and tax bases of acquired assets.

Goodwill

Of the total consideration paid, $18,542 has been allocated to goodwill.  The entire goodwill amount recognized is assigned to the On-Road Systems segment.  The goodwill recognized is attributable primarily realizing expected synergies that are specific to the Company’s business.  The goodwill is not deductible for tax purposes.  The difference between the provisional allocation reported in the Company’s interim financial statements subsequent to the acquisition date and the final allocation of goodwill is primarily due to finalizing the valuation of intangible assets and the amount allocated to deferred income tax liabilities.

Pro forma results

The consolidated financial statements reflect consolidated revenue and net loss for BAF of $17,097 and $3,512, respectively, from June 28, 2013 to December 31, 2013.

The following unaudited supplemental pro forma information presents the consolidated financial results as if the acquisition of BAF had occurred on January 1, 2012.  This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2012, nor are they indicative of any future results.

	Years ended December 31,
	2013	2012

Revenue	$171,281	$181,972
Net loss	$(189,448)	$(100,946)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of BAF to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment and intangible assets had been applied on January 1, 2012, together with the consequential tax effects.

(b)	Acquisition of Advanced Engine Components Limited (“AEC”):

On March 20, 2012, the Company acquired, through its wholly owned subsidiary, Westport Innovations (Australia) Pty Ltd., certain assets of AEC. Based in Perth, Australia, AEC specializes in research, development, and production of patented electronic fuel injection and engine management technologies that enable vehicle engines to operate on natural gas.

The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Total tangible assets	$685
Intangible assets subject to amortization over 8 years	832

Total assets acquired	1,517
Less: total liabilities	(392)

Total net assets acquired	$1,125

The Company paid cash totaling $1,125 (AUD$1,082) for the acquisition. The Company also assumed AEC's Australian leased facility and approximately ten of AEC's employees.  The acquisition was accounted for as a business combination using the acquisition method.

The foreign exchange rate used to translate Australian dollar denominated assets acquired, liabilities assumed and purchase consideration into U.S. dollars was 1.04 based on the March 20, 2012 closing rate.

The Company incurred acquisition related expenses of $280 during the year ended December 31, 2012, which have been recorded in General and Administrative expenses in the consolidated statement of operations.

The Company has determined that the acquisition of AEC was a non-material business combination.  As such, pro forma disclosures are not required.

(c)	Acquisition of Alternative Fuel Vehicle Sweden AB (“AFV”):

On October 11, 2011, the Company acquired, through its wholly owned subsidiary Westport Light Duty Canada Inc., 100% of the outstanding shares of AFV.  The fair value of the consideration for the acquisition was $3,939.  Westport paid cash of $2,558 on closing and issued 33,161 common shares with a value of $953 based on the TSX closing price of the Company’s shares on October 11, 2011 of $28.74 (CDN$29.56).  There is also a contingent earn-out, which will be settled in Westport shares if AFV achieves certain performance targets by December 31, 2014.

The Company also assumed approximately $1,087 in existing debt of AFV.  Upon closing, Westport settled $420 of the debt, leaving approximately $667 in debt on the consolidated balance sheet as of October 11, 2011.

The acquisition was accounted for as a business combination using the acquisition method.  The results of AFV have been included in the consolidated financial statements of the Company from October 11, 2011.

The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Total tangible assets, including cash of $8	$2,161
Intangible assets subject to amortization over 8 years	2,638
Goodwill	2,701

Total assets acquired	7,500
Less: total liabilities	(3,561)

Total net assets acquired	$3,939

Consideration:
Cash	$2,558
Common shares	953
Contingent consideration payable	428

$3,939

The foreign exchange rate used to translate assets acquired, liabilities assumed and purchase consideration from Swedish Krona into U.S. dollars was 6.6712 based on the October 11, 2011 closing rate.

The Company recognized goodwill associated with the transaction of $2,701.  Goodwill includes the value of the assembled work force and expected synergies including access to markets and product know-how.  Goodwill is not deductible for tax purposes.

The consolidated financial statements reflect consolidated revenue and net loss for AFV of $2,566 and $191, respectively, from October 11, 2011 to December 31, 2011.  Had the Company acquired AFV on April 1, 2011, consolidated pro forma revenue and net loss for the nine months ended December 31, 2011 would have been $62,863 and $43,064, respectively, not including the financial results of Emer S.p.A. (“Emer”) (note 4(d)).

The Company incurred acquisition related expenses of $93 during the nine months ended December 31, 2011, which have been recorded in General and Administrative expenses in the consolidated statements of operations.

(d)	Acquisition of Emer:

On July 1, 2011, the Company acquired, through its wholly owned subsidiary, Juniper Engines Italy S.r.l., 100% of the outstanding shares of Emer from the seller.  The fair value of the consideration for the acquisition was $39,706.  Westport paid cash of $17,607 on closing and issued 881,860 common shares with a value of $22,099 based on the NASDAQ closing price of the Company’s shares on July 1, 2011 of $25.06.  The Company also assumed approximately $77,000 in existing net debt of Emer.  Post-closing, Westport repaid approximately $36,300 of the debt, leaving approximately $40,700 in debt on the consolidated balance sheet as of July 1, 2011.

The acquisition was accounted for as a business combination using the  acquisition method.  The results of Emer have been included in the consolidated financial statements of the Company from July 1, 2011.

The Company obtained an independent third-party valuation of inventories, property and equipment, and intangible assets.  The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Property, plant and equipment	$17,644
Other tangible assets, including cash of $11,073	60,532
Intangible assets subject to amortization over 5 to 20 years	32,954
Goodwill	50,774

Total assets acquired	161,904
Less:
Long-term debt	(83,272)
Other liabilities	(38,926)

Total net assets acquired	$39,706

Consideration:
Cash	$17,607
Common shares	22,099

$39,706

The foreign exchange rate used to translate Euro denominated net assets acquired, liabilities assumed and purchase consideration into U.S. dollars was 1.45 based on the July 1, 2011 closing rate.

The Company recognized goodwill associated with the transaction of $50,774. Goodwill includes the value of the assembled work force and expected synergies including access to markets and supply chain integration.  Goodwill is not deductible for tax purposes.

The consolidated financial statements reflect consolidated revenue and net loss for Emer of $31,831 and $1,924, respectively, from July 1, 2011 to December 31, 2011.  Had the Company acquired Emer on April 1, 2011, consolidated pro forma revenue and net loss for the nine-month period ended December 31, 2011 would have been $108,372 and $54,927, respectively, not including the financial results of AFV (note 4(c)).

The Company incurred acquisition related expenses of $1,683 during the nine months ended December 31, 2011, which have been recorded in General and Administrative expenses in the consolidated statements of operations.